Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right of use assets	$ 5,895	$ 6,459	$ 18,400
Offsetting lease incentive			1,100
Operating lease liabilities			$ 19,500
Maven Topcos [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange Ratio	37.38624